UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

	Investment Company Act File Number :	811-5635

Name of Registrant:	Putnam Diversified Income Trust

Address of Principal Executive Offices:
One Post Office Square
Boston, Massachusetts 02109

Name and address of agent of service:
James P. Pappas, Vice President
Putnam Diversified Income Trust
One Post Office Square
Boston, Massachusetts 02109

CC:
John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant's telephone number including area code:
(617) 292-1000

Date of fiscal year end:
09/30/2008

Date of reporting period:
07/01/2008 - 06/30/2009

Item 1: Proxy Voting Record

Registrant : Putnam Diversified Income Trust

ACCREDITED MTG LN TR
Ticker	Security ID:	Meeting Date		Meeting Status
	CUSIP9 004375CU3	01/29/2009		Take No Action
Meeting Type	Country of Trade
Consent	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1	WAIVER 1	Mgmt	N/A	TNA	N/A
2	WAIVER 2	Mgmt	N/A	TNA	N/A
3	WAIVER 3	Mgmt	N/A	TNA	N/A

ACCREDITED MTG LN TR
Ticker	Security ID:	Meeting Date		Meeting Status
	CUSIP9 004375EH0	08/15/2008		Take No Action
Meeting Type	Country of Trade
Consent	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt
1	I DIRECT THE TRUSTEE TO	Mgmt	N/A	TNA	N/A
FULLY AND FOREVER WAIVE,
ANY SERVICER EVENT DEFAULT
AS DESCRIBED IN THE
ACCOMPANYING NOTICE DATED
JULY 18, 2008.
2	I DIRECT THE TRUSTEE TO	Mgmt	N/A	TNA	N/A
TERMINATE THE SERVICER AS
DESCRIBED IN THE
ACCOMPANYING NOTICE DATED
JULY 18, 2008.

ACCREDITED MTG LN TR
Ticker	Security ID:	Meeting Date		Meeting Status
	CUSIP9 004375CU3	12/10/2008		Voted
Meeting Type	Country of Trade
Consent	United States
Issue No.	Description	Proponent	Mgmt Rec	Vote Cast	For/Agnst Mgmt

1	SERVICER EVENT DEFAULT AS	Mgmt	N/A	For	N/A
DESCRIBED IN THE
ACCOMPANYING NOTICE DATED
NOVEMBER 4, 2008, ASSUMING
THAT A SERVICER EVENT OF
DEFAULT HAS OCCURRED
AND/OR THE POTENTIAL
SERVICER EVENT OF DEFAULT
OCCURS.

Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to have been voted against management's recommendation if management's recommendation is 'For' or 'Against,' and for management’s recommendation if management’s recommendation is ‘Abstain.’ Where management has recommended that shareholders 'Abstain' from voting on a ballot item, a ballot marked 'For' or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

Where management has made no recommendation on a ballot item, 'NA' is used to indicate that there is no management recommendation that a shareholder may vote 'For' or 'Against.'

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Putnam Diversified Income Trust

By:	/s/ Charles E. Porter

Name:	Charles E. Porter

Title:	Executive Vice President, Associate Treasurer, Principal Executive Officer and
Compliance Liaison

Date:	August 3, 2009